Finance Revenue and Costs	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Finance Revenue and Costs
7. FINANCE REVENUE AND COSTS
Finance revenue relates to interest earned on the Company’s bank account balances.
Finance costs recognized in net earnings (loss) were as follows:

	Years Ended December 31
($000s)	2021	2020
Interest on long-term debt	536	1,597
Interest on borrowing base facility	320	317
Amortization of deferred financing costs	103	395
Interest on lease obligations	182	211

Finance costs	1,141	2,520

Interest paid	856	1,918